Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), we are providing the following information regarding executive compensation for our Chief Executive Officer (referred to in this section as the “PEO”) and our other named executive officers (referred to in this section as the “Other NEOs,” and together with the PEO, the “NEOs”), and the Company’s performance for the fiscal years listed below.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO Sellers 1	Summary Compensation Table Total for PEO Cable 1	Compensation Actually Paid to PEO Sellers 2	Compensation Actually Paid to PEO Cable 2	Average Summary Compensation Table Total for Other NEOs 3	Average Compensation Actually Paid to Other NEOs 4	Value of Initial Fixed $100 Investment Based On Total Shareholder Return 5	Net Income (Millions) 6
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2025	$-	$673,255	$-	$583,943	$371,689	$369,147	$123.14	$19.8
2024	$653,628	$595,188	$542,127	$550,937	$218,064	$223,879	$125.27	$16.4
2023	$649,367	-	$546,468	-	$370,778	$354,503	$120.16	$15.5
[1]

The amounts reported in the columns labeled (b) are the amounts of total compensation reported for our former Chief Executive Officer, Lance A. Sellers, and William D. Cable, who succeeded Mr. Sellers as our Chief Executive Officer in September 2024, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Cable is reported as the sole PEO for 2025; Mr. Sellers is reported as the sole PEO for 2023; and both Mr. Cable and Mr. Sellers are reported as PEO’s for 2024, having each served as Chief Executive Officer of the Company during 2024.

[2]

The amounts reported in columns labeled (c) represent the amount of “Compensation Actually Paid” to the PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The amounts reported do not reflect the actual amount of compensation earned by or paid to the PEOs during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to the PEOs’ total compensation as presented in the “Summary Compensation Table” for each year to determine the “Compensation Actually Paid”. No equity awards were granted to Mr. Sellers during any of the years presented below, or to Mr. Cable in 2024 or 2025. As a result the table below table does not include any equity award adjustments.

	Sellers			Cable
Year	Reported Summary Compensation Table Total for PEO	SERP Service Cost (a)	Compensation Actually Paid to PEO	Reported Summary Compensation Table Total for PEO	SERP Service Cost (a)	Compensation Actually Paid to PEO
2025	$-	$-	$-	$673,255	$(89,307)	$583,948
2024	$653,628	$(111,501)	$542,127	$595,188	$(44,251)	$550,937
2023	$649,367	$(102,899)	$546,468	$-	$-	$-
(a)

The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the “Summary Compensation Table” for each applicable year.

[3]

The amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of the NEOs (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable) included for purposes of calculating the average amounts in each applicable year are: for 2025, Mr. Jeffrey N. Hooper (our Chief Financial Officer) and Jody G. Street (our Chief Commercial Banking Officer); for 2024, Mr. Hooper and James O. Perry (our Chief Retail Banking Officer); and for 2023, Mr. Hooper and Mr. Cable.

[4]

The amounts reported in column (e) represent the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable), as computed in accordance with Item 402(v) of Regulation S-K. The names of the NEOs (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable) included for purposes of calculating the average amounts in each applicable year are: for 2025, Mr. Hooper and Mr. Street; for 2024, Mr. Hooper and Mr. Perry; and for 2023, Mr. Hooper and Mr. Cable. The amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable) for each year to determine the “Compensation Actually Paid”, using the same methodology described above in footnote (2):

Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average SERP Service Cost	Average Compensation Actually Paid to Non-PEO NEOs
2025	$371,689	$(14,937)	$45,367	$(32,972)	$369,147
2024	$218,064	$(13,333)	$43,194	$(24,046)	$223,879
2023	$370,778	$(20,000)	$33,998	$(30,273)	$354,503
(a)

The amounts included in this column reflect the average for our NEOs as a group (excluding Mr. Sellers, and for 2024 and 2025, Mr. Cable) of the fair value, computed in accordance with FASB ASC Topic 718, of equity awards granted in each applicable year.

(b)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Total Average Equity Award Adjustments
2025	$38,734	$6,633	$45,367
2024	$42,500	$694	$43,194
2023	$38,056	$(4,058)	$33,998

5

“Total Shareholder Return” (also referred to as “TSR”) represents our cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price of our common stock at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on our common stock for the measurement period, assuming dividend reinvestment, by the share price of our common stock at the beginning of the measurement period. Each amount assumes that $100 was invested in our common stock on December 31, 2022, and dividends were reinvested for additional shares.

6	The amounts reported represent the amount of net income (in millions) reflected in our audited consolidated financial statements for the applicable year.

Financial Performance Measures

As described in greater detail in the section captioned “COMPENSATION DISCUSSION AND ANALYSIS - Elements of the Executive Compensation Program,” our executive compensation program includes variable components in the form of annual cash incentive awards, discretionary bonuses, service awards and long-term incentive awards. The metrics that we use for such awards are selected based on an objective of incentivizing our NEOs to increase shareholder value. Changes in shareholder value are reflected in “Compensation Actually Paid” above through the fair value of our equity awards.

Analysis of the Information Presented in the Pay Versus Performance Table

As described in more detail in the section captioned “COMPENSATION DISCUSSION AND ANALYSIS - Elements of the Executive Compensation Program,” our executive compensation program includes variable components in the form of annual incentive compensation, discretionary bonuses, service awards and long-term incentive awards. While we utilize several performance measures to align executive compensation with our performance, all of those measures are not presented in the “Pay Versus Performance Table.” Moreover, we generally seek to incentivize long-term performance and, therefore, our performance measures, or indeed Company TSR, may not align with “Compensation Actually Paid” (as computed in accordance with Item 402(v) Regulation S-K) for a particular year.

Compensation Actually Paid and Company TSR

As demonstrated by the following graph, the Company TSR increased between 2023 and 2024 before decreasing slightly in 2025. Over the same periods, “Compensation Actually Paid” to our PEOs was relatively stable; however, “Compensation Actually Paid” to our Other NEOs decreased between 2023 and 2024, before increasing in 2025. As disclosed in the “Summary Compensation Table,” the increase in “Compensation Actually Paid” to our PEO (Mr. Cable) between 2024 and 2025 was primarily due to an increase in the column entitled “Change in Pension Value and Nonqualified Deferred Compensation Earnings($)” which was attributable to an increase in value of his supplemental retirement benefit following his appointment as our Chief Executive Officer. The fluctuations in “Compensation Actually Paid” to our Other NEOs between 2023 and 2025 primarily reflect the change from year to year in the membership of the Other NEOs, which for 2025 was Mr. Hooper and Mr. Street; for 2024 was Mr. Hooper and Mr. Perry; and for 2023 was Mr. Hooper and Mr. Cable. Moreover, because the variable portions of our executive compensation program are weighted more heavily towards discretionary cash bonuses than stock-based compensation, and because those cash bonuses are primarily based on our financial performance rather than the performance of our stock price, “Compensation Actually Paid” is more closely aligned with net income than the Company TSR.

Compensation Actually Paid and Net Income

As demonstrated by the following table, “Compensation Actually Paid” to our PEOs and net income were generally aligned between 2023 and 2025. Net income increased year-over-year between 2023 and 2024, and again between 2024 and 2025. One reason for this is because of the significance of discretionary cash bonuses in our executive compensation program, which bonuses which are primarily based on our financial performance causing “Compensation Actually Paid” to be closely aligned with net income. Over the same periods, “Compensation Actually Paid” to our Other NEOs decreased between 2023 and 2024, before increasing in 2025. The fluctuations in “Compensation Actually Paid” to our Other NEOs between 2023 and 2025 primarily reflect the change from year to year in the membership of the Other NEOs, which for 2025 was Mr. Hooper and Mr. Street; for 2024 was Mr. Hooper and Mr. Perry; and for 2023 was Mr. Hooper and Mr. Cable.

Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO Sellers 1	Summary Compensation Table Total for PEO Cable 1	Compensation Actually Paid to PEO Sellers 2	Compensation Actually Paid to PEO Cable 2	Average Summary Compensation Table Total for Other NEOs 3	Average Compensation Actually Paid to Other NEOs 4	Value of Initial Fixed $100 Investment Based On Total Shareholder Return 5	Net Income (Millions) 6
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2025	$-	$673,255	$-	$583,943	$371,689	$369,147	$123.14	$19.8
2024	$653,628	$595,188	$542,127	$550,937	$218,064	$223,879	$125.27	$16.4
2023	$649,367	-	$546,468	-	$370,778	$354,503	$120.16	$15.5
	Sellers			Cable
Year	Reported Summary Compensation Table Total for PEO	SERP Service Cost (a)	Compensation Actually Paid to PEO	Reported Summary Compensation Table Total for PEO	SERP Service Cost (a)	Compensation Actually Paid to PEO
2025	$-	$-	$-	$673,255	$(89,307)	$583,948
2024	$653,628	$(111,501)	$542,127	$595,188	$(44,251)	$550,937
2023	$649,367	$(102,899)	$546,468	$-	$-	$-

Named Executive Officers, Footnote [Text Block]

The amounts reported in the columns labeled (b) are the amounts of total compensation reported for our former Chief Executive Officer, Lance A. Sellers, and William D. Cable, who succeeded Mr. Sellers as our Chief Executive Officer in September 2024, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Cable is reported as the sole PEO for 2025; Mr. Sellers is reported as the sole PEO for 2023; and both Mr. Cable and Mr. Sellers are reported as PEO’s for 2024, having each served as Chief Executive Officer of the Company during 2024.

Additional 402(v) Disclosure [Text Block]

The amounts reported in columns labeled (c) represent the amount of “Compensation Actually Paid” to the PEOs, as computed in accordance with Item 402(v) of Regulation S-K. The amounts reported do not reflect the actual amount of compensation earned by or paid to the PEOs during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to the PEOs’ total compensation as presented in the “Summary Compensation Table” for each year to determine the “Compensation Actually Paid”. No equity awards were granted to Mr. Sellers during any of the years presented below, or to Mr. Cable in 2024 or 2025. As a result the table below table does not include any equity award adjustments.

Compensation Actually Paid vs. Total Shareholder Return

As demonstrated by the following graph, the Company TSR increased between 2023 and 2024 before decreasing slightly in 2025. Over the same periods, “Compensation Actually Paid” to our PEOs was relatively stable; however, “Compensation Actually Paid” to our Other NEOs decreased between 2023 and 2024, before increasing in 2025. As disclosed in the “Summary Compensation Table,” the increase in “Compensation Actually Paid” to our PEO (Mr. Cable) between 2024 and 2025 was primarily due to an increase in the column entitled “Change in Pension Value and Nonqualified Deferred Compensation Earnings($)” which was attributable to an increase in value of his supplemental retirement benefit following his appointment as our Chief Executive Officer. The fluctuations in “Compensation Actually Paid” to our Other NEOs between 2023 and 2025 primarily reflect the change from year to year in the membership of the Other NEOs, which for 2025 was Mr. Hooper and Mr. Street; for 2024 was Mr. Hooper and Mr. Perry; and for 2023 was Mr. Hooper and Mr. Cable. Moreover, because the variable portions of our executive compensation program are weighted more heavily towards discretionary cash bonuses than stock-based compensation, and because those cash bonuses are primarily based on our financial performance rather than the performance of our stock price, “Compensation Actually Paid” is more closely aligned with net income than the Company TSR.

Compensation Actually Paid vs. Net Income

As demonstrated by the following table, “Compensation Actually Paid” to our PEOs and net income were generally aligned between 2023 and 2025. Net income increased year-over-year between 2023 and 2024, and again between 2024 and 2025. One reason for this is because of the significance of discretionary cash bonuses in our executive compensation program, which bonuses which are primarily based on our financial performance causing “Compensation Actually Paid” to be closely aligned with net income. Over the same periods, “Compensation Actually Paid” to our Other NEOs decreased between 2023 and 2024, before increasing in 2025. The fluctuations in “Compensation Actually Paid” to our Other NEOs between 2023 and 2025 primarily reflect the change from year to year in the membership of the Other NEOs, which for 2025 was Mr. Hooper and Mr. Street; for 2024 was Mr. Hooper and Mr. Perry; and for 2023 was Mr. Hooper and Mr. Cable.

Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total For Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average SERP Service Cost	Average Compensation Actually Paid to Non-PEO NEOs
2025	$371,689	$(14,937)	$45,367	$(32,972)	$369,147
2024	$218,064	$(13,333)	$43,194	$(24,046)	$223,879
2023	$370,778	$(20,000)	$33,998	$(30,273)	$354,503
Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Applicable Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Total Average Equity Award Adjustments
2025	$38,734	$6,633	$45,367
2024	$42,500	$694	$43,194
2023	$38,056	$(4,058)	$33,998

Peer Group Issuers, Footnote [Text Block]

“Total Shareholder Return” (also referred to as “TSR”) represents our cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price of our common stock at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on our common stock for the measurement period, assuming dividend reinvestment, by the share price of our common stock at the beginning of the measurement period. Each amount assumes that $100 was invested in our common stock on December 31, 2022, and dividends were reinvested for additional shares.

PEO Name	Mr. Cable
PEO Total Compensation Amount Sellers One	$ 0	$ 653,628	$ 649,367
PEO Total Compensation Amount Cable One	673,255	595,188	0
PEO Actually Paid Compensation Amount Sellers Two	0	542,127	546,468
PEO Actually Paid Compensation Amount Cable Two	583,943	550,937	0
Non-PEO NEO Average Total Compensation Amount	371,689	218,064	370,778
Non-PEO NEO Average Compensation Actually Paid Amount	369,147	223,879	354,503
Total Shareholder Return Amount	123,140	125,270	120,160
Net Income (Loss)	$ 19,800,000	$ 16,400,000	$ 15,500,000